BORROWINGS (Tables) - Seamless Group Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SCHEDULE OF BORROWINGS

	March 31, 2024	December 31, 2023
	US$	US$

Short-term borrowings (i)	8,744,474	8,772,710

Long-term borrowings (ii)	12,068,807	11,538,357
Less: current maturities	(9,207,392)	(9,031,383)
Non-current maturities	2,861,415	2,506,974

(i)	As of March 31, 2024 and December 31, 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of March 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 22.6% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of March 31, 2024 and December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 27.6%, and 12.0% to 24.0% per annum, respectively. As of March 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 14.1% and 13.1% per annum, respectively. The borrowings are denominated in HK$ and US$. As of March 31, 2024 and December 31, 2023, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. Another loan of HK$12.3 million (equivalent to US$1.6 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. Another loan of HK$3.6 million (equivalent to US$0.5 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

4	Borrowings (continued)

(iv)	As of March 31, 2024 and December 31, 2023, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

(v)	As of March 31, 2024 and December 31, 2023, the Company had obtained a line of credit of US$5 million from Ripple Labs, Inc., one of the related parties of their subsidiary, Tranglo Sdn. Bhd. The loan is unsecured and has an interest rate of 12% per annum. Amount drawn down as of March 31, 2024 and December 31, 2023 was US$5 million and US$5 million respectively. The line of credit facility has a maturity of two years from the effective date of September 12, 2022. Ripple has the option of calling any drawdown on or after the first anniversary.

	December 31,
	2023	2022
	US$	US$

Short-term borrowings (i)	8,772,710	8,978,390

Long-term borrowings (ii)	11,538,357	12,305,279
Less: current maturities	(9,031,383)	(4,426,000)
Non-current maturities	2,506,974	7,879,279

(i)	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.

(ii)	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.

As of December 31, 2023, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on April 4, 2024. Another loan of HK$2.5 million and 9.8 million (equivalent to US$0.3 million and US$1.3 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 30 and June 30, 2024, respectively. Another loan of HK$3.6 million (equivalent to US$0.6 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable on demand. The company is in negotiation to extend the above loans.

(iii)	As of December 31, 2023, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

(iv)	As of December 31, 2023 and 2022, the Company had obtained a line of credit of US$5 million from Ripple Labs, Inc., one of the related parties of their subsidiary, Tranglo Sdn. Bhd. The loan is unsecured and has an interest rate of 12% per annum. Amount drawn down as of December 31, 2023 and 2022, was US$5 million and US$5 million respectively. The line of credit facility has a maturity of two years from the effective date of September 12, 2022. Ripple has the option of calling any drawdown on or after the first anniversary.

SCHEDULE OF LONG TERM BORROWINGS

As of March 31, 2024, the borrowings will be due according to the following schedule:

Principal amounts
US$
For the period ending March 31,
Within one year	9,207,392
Within two years	570,657
Within three years	2,290,758
Total	12,068,807

As of December 31, 2023, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2024	9,031,383
2025	466,188
2026	-
2027	2,040,786
Total	11,538,357